Related-Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended								9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Related Party Transaction [Line Items]
Research and development expense related to agreements	$ 6,181,643	$ 4,652,056	$ 2,129,573	$ 3,387,733	$ 1,929,247	$ 1,325,611	$ 1,642,294		$ 29,474,535	$ 10,169,362	$ 4,897,152	$ 16,351,005
General and administrative due to related party	2,701,347	$ 2,106,877	$ 2,038,909	$ 1,016,123	1,719,073	$ 528,907	$ 108,841	$ 23,824	16,479,678	5,161,909	2,380,645	7,863,256
CHOP [Member]
Related Party Transaction [Line Items]
Accrued expenses due to related party	100,000				100,000				2,000,000		100,000	100,000
Accounts payable due to related party	$ 900,000				$ 0				1,400,000		0	900,000
CHOP [Member] | Master Research Services Agreement [Member]
Related Party Transaction [Line Items]
Research and development expense related to agreements									4,000,000	4,500,000	3,800,000	6,000,000
General and administrative due to related party										47,578	31,643	49,393
CHOP [Member] | General and Administrative Expense [Member] | Technology and License Agreement [Member]
Related Party Transaction [Line Items]
Reimbursement of patent costs									$ 500,000	$ 400,000	$ 100,000	$ 600,000